SHARE CAPITAL - Schedule of Movement of Shares Issued and Outstanding (Details) - shares							3 Months Ended
	Apr. 20, 2026	Apr. 08, 2026	Feb. 26, 2026	Dec. 31, 2025	Jun. 25, 2025	Feb. 24, 2025	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025
Class A Exchangeable Shares
Common Stock Outstanding And Issued [Roll Forward]
Outstanding, Beginning balance (in shares)							59,908,178	59,934,825	62,058,030	62,154,774
Acquisition of treasury shares, net (in shares)			(26,647)			(96,744)		(26,647)		(96,744)
Issuances (in shares)							242,461		62,454
Outstanding, Ending balance (in shares)				59,934,825			60,150,639	59,908,178	62,120,484	62,058,030
Class B Shares
Common Stock Outstanding And Issued [Roll Forward]
Outstanding, Beginning balance (in shares)							36,000	36,000	36,000	36,000
Acquisition of treasury shares, net (in shares)								0		0
Issuances (in shares)							0		0
Outstanding, Ending balance (in shares)				36,000			36,000	36,000	36,000	36,000
Class C Shares
Common Stock Outstanding And Issued [Roll Forward]
Outstanding, Beginning balance (in shares)							272,687,160	272,687,160	201,116,647	201,116,647
Acquisition of treasury shares, net (in shares)								0		0
Issuances (in shares)	6,331,974	18,344,438		24,818,914	41,670,076		24,676,412		41,670,076
Outstanding, Ending balance (in shares)				272,687,160			297,363,572	272,687,160	242,786,723	201,116,647